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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    1325 4th Avenue, Suite 1744         Seattle, Washington           98101
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                              Richard S. McCormick

McCormick Capital Management    1325 4th Avenue, Suite 1744    Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863
                                                    ----------------------------

Date of fiscal year end:        September 30, 2008
                          ------------------------------------

Date of reporting period:       September 30, 2008
                          ------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

THE
ELITE
GROUP OF MUTUAL FUNDS ----------------------------------------------------------


                                  ANNUAL REPORT


                              FINANCIAL STATEMENTS
                                  AND REPORT OF
                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


                               SEPTEMBER 30, 2008

November 12, 2008

Dear Shareholder,

This past September 30th marked the completion of our twenty first year. I sincerely appreciate everyone's support and patronage. Attached with this letter is the audited Annual Report for the Elite Group Growth & Income Fund and Income Fund.

The Elite Growth & Income Fund
------------------------------

The financial statements that make up the Annual Report give us an opportunity to review what has happened and gain some insight into what may happen. For the twelve months ending September 30th, 2008, the Growth & Income Fund was down 28.52%. This compares to the S&P Index down 22.0%. While 2008 was not a profitable year, when considering performance, I suggest you review page 10 of the enclosed report and see that the four years prior to fiscal year 2008 were all very profitable. Looking at longer term returns helps to soften the blow of these inevitable down years.

In preparing to write this letter, I reviewed last years letter and would note that our concerns one year ago were: the war in Iraq, oil at $80 per barrel, and the "chaos surrounding sub-prime lending and mortgage defaults." The war seems only to be a political issue and not an investment issue. Oil proceeded to go from $80 to $150 and now, back under $60. Although the aforementioned two financial concerns seem to have resolved themselves, the third "problem" snowballed into a full fledged financial crisis. In this letter, I'm supposed to highlight the positives and negatives of the past year. In some ways that is easy. There were no positives and virtually every stock has had significant declines. When Fannie Mae, Freddie Mac, Lehman Brothers, Bear Stearns, AIG and Washington Mutual go broke and there is a shot gun marriage of Merrill Lynch to Bank of America, you know it was a difficult year. We were able to dodge many bullets, but not all. We sustained huge losses in AIG and Wachovia Bank but most frustrating was to witness the decline of stocks in companies that had nothing to do with the "credit crisis." Health care companies, defense contractors, capital goods and energy companies all declined in sympathy with the rest of the stock market. There has been a run on the stock market fueled by indiscriminate panic selling in a desire to reduce risk and increase liquidity on the part of investors.

The obvious question is: where do we go from here? The decline did not stop on September 30th with the end of the fiscal year, but continued through October. Although it seems like the end of the financial world, we embrace the idea that it is not. I believe the story is simple. The Government has their checkbook out and they will spend money until the problem is solved. An opportunity lies in the crushed valuations that exist. That will be the foundation for a significant and sustainable stock market rally that could last for years. The important message is not to be washed out at this point.

The Elite Income Fund
---------------------

For the last several years we have communicated that the current interest rate environment is one of the most challenging in the last 40-50 years. In fiscal year 2008, that challenge was elevated to new heights. The previously mentioned bankruptcies and reorganizations caused havoc in the bond market. AAA/AA bonds were reduced to junk status. The only safe investments were short term U.S. Treasury Bonds; everything else declined in value. In that environment, the Income Fund declined 0.90% for the fiscal year ending September 30th.

At this point, it appears the credit crisis is being solved and the worst is behind us. The Government has pulled out all the stops and has worked hard to resolve most of the credit and lending problems that froze the banking system. 2009 should be a much better year.

Keeping you advised, informed and educated is always our intent. If you have questions with respect to your account or this Annual Report, please call.

Warm Regards,

Dick McCormick

                         THE ELITE GROWTH & INCOME FUND
                           STANDARD & POORS 500 INDEX
                          LIPPER: MULTI-CAP CORE INDEX

                              [LINE GRAPH OMITTED]

                           9/98      9/99      9/00      9/01      9/02      9/03      9/04      9/05      9/06      9/07      9/08
                           ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
The Elite Growth &
  Income Fund $12,104     10,000    10,761    13,262    11,794     8,389    10,159    11,409    13,274    13,991    16,933    12,104
Standard & Poors 500
  Index $13,509           10,000    12,780    14,477    10,622     8,445    10,506    11,963    13,429    14,874    17,319    13,509
Lipper Multi-cap Core
  Index $14,633           10,000    12,529    15,233    11,193     9,226    11,429    12,892    14,945    16,201    18,955    14,633

                                 Average Annual
                                  Total Return
                              1 year       -28.52%
                              3 year        -3.03%
                              5 year         3.57%
                              10 year        1.93%

Past Performance is not predictive of future performance.


                              THE ELITE INCOME FUND
                          LEHMAN SHORT-TERM GOVT. INDEX
                         LEHMAN INTERMEDIATE GOVT. INDEX

                              [LINE GRAPH OMITTED]

                           9/98      9/99      9/00      9/01      9/02      9/03      9/04      9/05      9/06      9/07      9/08
                           ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
The Elite Income
  Fund $14,399            10,000     9,843    10,486    11,654    12,285    12,903    13,244    13,388    13,907    14,530    14,399
Lehman Intermediate
  Govt. Index $16,145     10,000    10,053    10,677    12,051    12,758    13,203    13,454    13,697    14,182    15,016    16,145
Lehman Short-Term Govt.
  Index $15,896           10,000    10,241    10,840    11,997    13,008    13,372    13,529    13,676    14,199    15,011    15,896

                                 Average Annual
                                  Total Return
                              1 year        -0.90%
                              3 year         2.45%
                              5 year         2.22%
                              10 year        3.71%

Past Performance is not predictive of future performance.

Above are two charts that show the growth in value of a hypothetical $10,000 investment in The Elite Growth & Income Fund and The Elite Income Fund and various indices. The Charts start on 9/30/98, which gives a ten-year record. As an investor, your investment results may differ significantly depending on when you intitiated your investment and if there were subsequent investments.

Management of the funds does not think that there is only one index (stock or bond) that accurately reflects how the Elite Funds are managed. Our funds are managed to our clients' objectives within the parameters of our prospectus, following the rules and regulations of various regulatory agencies. The various stock and bond indices are unmanaged, make no allowance for operation expenses and are free from regulation and tax implications.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE ELITE GROUP OF MUTUAL FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Elite Growth & Income Fund and The Elite Income Fund, each a series of shares of beneficial interest of The Elite Group of Mutual Funds, as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended September 30, 2005 have been audited by other auditors, whose report dated November 10, 2005 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Elite Growth & Income Fund and The Elite Income Fund as of September 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ Briggs, Bunting & Dougherty, LLP
                                            BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
NOVEMBER 21, 2008

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                               September 30, 2008
--------------------------------------------------------------------------------

  Shares                                                           Market Value
----------                                                         -------------
             Common Stock 95.7%                                      (Note 2)

             Basic Industries 6.4%
             ---------------------
    60,000   Arch Coal Inc.                                        $  1,973,400
    40,000   Carpenter Technology Corp.                               1,026,000
                                                                   ------------
                Total Basic Industries                                2,999,400
                                                                   ------------

             Business Services 13.8%
             -----------------------
    80,000   AAR Corp *                                               1,327,200
   100,000   Akamai Technology Inc. *                                 1,744,000
    40,000   Foster Wheeler Ltd. *                                    1,444,400
     5,000   Google Inc. CI A *                                       2,002,600
                                                                   ------------
                Total Business Services                               6,518,200
                                                                   ------------

              Capital/Industrial Goods & Services 16.6%
              -----------------------------------------
    40,000   Cummins Inc.                                             1,748,800
    30,000   General Electric Co.                                       765,000
    55,000   Goodrich Corp.                                           2,288,000
    80,000   Manitowac Co Inc.                                        1,244,000
    30,000   United Technologies Corp.                                1,801,800
                                                                   ------------
                Total Capital/Industrial Goods & Services             7,847,600
                                                                   ------------

             Consumer Goods & Services 7.0%
             ------------------------------
    55,000   America Movil                                            2,549,800
    20,000   Phillips Van Heusen Corp.                                  758,200
                                                                   ------------
                Total Consumer Goods & Services                       3,308,000
                                                                   ------------

             Energy 10.8%
             ------------
    50,000   CGG Veritas ADR * (a)                                    1,589,500
     5,000   First Solar Inc.*                                          944,550
    50,000   Noble Corp                                               2,195,000
    10,000   Suntech Power Holding Co Ltd *                             358,700
                                                                   ------------
                Total Energy                                          5,087,750
                                                                   ------------

             Financial Intermediaries 20.5%
             ------------------------------
    35,000   Hartford Finl. Service Grp. Inc.                         1,434,650
    50,000   Lincoln National Corp                                    2,140,500
    40,000   Loews Corp. (a)                                          1,579,600
   200,000   MBIA Inc. * (a)                                          2,380,000
   120,000   XL Capital Ltd Cl A (a)                                  2,152,800
                                                                   ------------
                Total Financial Intermediaries                        9,687,550
                                                                   ------------

             Health Care Goods & Services 15.9%
             ----------------------------------
 1,520,000   Antigenics Inc. * (a)                                    2,401,600
    55,000   Humana Inc. *                                            2,266,000
    50,000   Merck & Co. Inc.                                         1,578,000
    50,000   UnitedHealth Group Inc.                                  1,269,500
                                                                   ------------
                Total Health Care Goods & Svcs                        7,515,100
                                                                   ------------

             Utility 4.7%
             ------------
    80,000   AT & T Inc.                                              2,233,600
                                                                   ------------
                Total Value of Common Stock
                (Cost $52,904,287)                                 $ 45,197,200
                                                                   ------------


  Shares                                                           Market Value
----------                                                         -------------
                                                                      (Note 2)

             Short-Term Investments 15.2%
             ----------------------------
 1,409,112   PNC Bank Money Market                                    1,409,112
 5,759,710   Institutional Money Market Trust (b)                     5,759,710
                                                                   ------------
                Total Value Of Short-Term Investments                 7,168,822
                                                                   ------------

                (Cost $7,168,822)

                Total Investments in Securities
                (Cost $60,073,109)                    110.9%         52,366,022
                                                     --------------------------

                Liabilities in excess of
                other assets                         (10.9)%         (5,174,810)
                                                     --------------------------

                Net Assets                            100.0%       $ 47,191,212
                                                     ==========================

             At September 30, 2008, unrealized depreciation of securities for Federal Income Tax purposes based on cost of $60,132,693 is as follows:

             Unrealized appreciation                               $  2,666,499
             Unrealized depreciation                                (10,433,170)
                                                                   ------------
             Net unrealized depreciation                           $ (7,766,671)
                                                                   ============

             * Non-income producing

             (a) All or a portion of this security was on loan at September 30, 2008. The value of securities on loan at September 30, 2008 was $5,870,821.

             (b) This security was purchased with cash collateral received for securities on loan at September 30, 2008.


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             2

                   THE ELITE GROWTH & INCOME FUND (UNAUDITED)

                          HOLDINGS BY ECONOMIC SECTOR*
                          ----------------------------

                               [PIE CHART OMITTED]

            HEALTHCARE                                         16%
            CONSUMER GOODS                                      7%
            FINANCE                                            20%
            BUSINESS SERVICES                                  14%
            CAPITAL GOODS                                      17%
            UTILITIES                                           5%
            BASIC INDUSTRY                                      6%
            ENERGY                                             11%
            CASH                                                4%

                    HOLDINGS BY FORWARD PRICE EARNINGS RATIO
                    ----------------------------------------

                               [PIE CHART OMITTED]

            PE RATIO  < 10                                     70%
            PE RATIO 10-15                                     18%
            PE RATIO  > 15                                     12%

                        HOLDINGS BY MARKET CAPITALIZATION
                        ---------------------------------

                               [PIE CHART OMITTED]

            SMALL CAP < $1 BILLION                              9%
            MID CAP $1-10 BILLION                              56%
            LARGE CAP > $10 BILLION                            35%


                        THE ELITE INCOME FUND (UNAUDITED)

                       HOLDINGS BY ECONOMIC SECTOR & TYPE*
                       ----------------------------------

                               [PIE CHART OMITTED]

            CORPORATE UTILITY BONDS                            27%
            MISCELLANEOUS ENERGY BONDS                          2%
            ASSET BACKED BONDS                                 17%
            EQUITIES                                            3%
            CORPORATE INDUSTRIAL BONDS                         17%
            CORPORATE FINANCE BONDS                            13%
            US GOVT./ AGENCY BONDS                             19%
            CASH                                                2%


                           HOLDINGS BY QUALITY RATING
                           --------------------------

                               [PIE CHART OMITTED]

            Aaa                                                46%
            Aa                                                  3%
            A                                                   6%
            Baa                                                37%
            < Baa                                               8%

                              HOLDINGS BY MATURITY
                              --------------------

                               [PIE CHART OMITTED]

            0 - 3 YEARS                                        30%
            3 - 7 YEARS                                        29%
            7 - 15 YEARS                                       13%
            15 YEARS & OVER                                    28%


* As a percentage of net assets

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                               September 30, 2008
--------------------------------------------------------------------------------
             Bonds 94.9 %

                                                                                              Market Value
 Par Value   U.S. Government/Agencies Notes and Bonds 19.2%          Maturity      Coupon         (Note 2)
----------   ----------------------------------------------          --------      ------      -----------
  $250,000   U.S. Treasury Note (c)                                  03/31/10      1.750% (c)  $   249,434
   500,000   Fed Farm Credit                                         12/06/10      3.750%          503,477
   200,000   Freddie Mac                                             04/11/11      2.750%          197,454
   200,000   Federal Home Loan Bank                                  04/21/11      3.375%          198,734
   181,000   Tenn Valley Authority                                   05/23/12      6.790%          198,665
   500,000   Tenn Valley Authority                                   08/01/13      4.750%          516,378
   700,000   U.S. Treasury Note                                      08/15/13      4.250%          743,039
   250,000   U.S. Treasury Note                                      05/15/16      7.250%          309,473
                                                                                               -----------
                Total U.S. Government/Agencies Notes and Bonds                                   2,916,654
                                                                                               -----------

             Securitized /Asset Backed Bonds 17.4%
             -------------------------------------
   246,000   Peco Energy Transition Trust 2000 - A Class A4          03/01/10      7.650%          252,199
   217,000   Peco Energy Transition Trust 2001 - A Class A1          12/31/10      6.520%          222,703
    72,133   Fannie Mae (545171)                                     08/01/14      5.500%           73,475
   120,000   AEP Texas Central Transition Funding, 2006-A Class A3   07/01/15      5.090%          113,250
    40,777   GNMA (552372)                                           02/15/17      6.000%           42,083
    39,960   GNMA (577742)                                           09/15/17      5.500%           40,916
   131,000   Freddie Mac (2962 YE)                                   09/15/18      4.500%          128,480
   139,077   GNMA (605079)                                           03/15/19      4.000%          134,163
   325,264   Fannie Mae                                              03/01/22      5.000%          323,317
   200,000   Freddie Mac (2792 PY)                                   11/15/24      4.000%          199,663
   300,000   Fannie Mae                                              10/25/32      5.500%          301,237
    99,323   Freddie Mac (FHR 1963 Z)                                01/15/27      7.500%          101,875
   268,230   Freddie Mac (FHR 2656 BD)                               04/15/28      5.000%          270,536
    41,672   Freddie Mac (FHR 2744 PC)                               01/15/31      5.500%           41,725
   119,057   Fannie Mae (633012)                                     02/01/32      7.000%          125,145
   154,248   Fannie Mae (2002-93 A1)                                 03/25/32      6.500%          156,795
   118,118   GNMA (G2SF POOL 3556)                                   05/20/34      5.500%          118,015
                                                                                               -----------
                Total Securitized /Asset Backed Bonds                                            2,645,577
                                                                                               -----------

             Corporate Bonds Industrial - Basic 1.3%
             ---------------------------------------
   200,000   International Paper Co.                                 01/15/09      4.250%          198,765
                                                                                               -----------

             Corporate Bonds Industrial - Communications 6.9%
             ------------------------------------------------
   500,000   Comcast Cable Communication Inc.                        11/15/08      6.200%          500,251
   400,000   Rogers Wireless Inc.                                    12/15/12      7.250%          406,044
   150,000   GTE Corp.                                               04/15/18      6.840%          141,635
                                                                                               -----------
                Total Corporate Bonds Industrial - Communications                                1,047,930
                                                                                               -----------

             Corporate Bonds Industrial - Consumer Non-cyclical 4.9%
             -------------------------------------------------------
   400,000   Reynolds American Inc.                                  06/15/11      3.519% (a)      383,000
   200,000   RJ Reynolds Tobacco Holdings                            06/01/12      7.250%          205,347
   150,000   Reynolds American Inc.                                  06/01/12      7.250%          154,011
                                                                                               -----------
                Total Corporate Bonds Industrial - Consumer Non-cyclical                           742,358
                                                                                               -----------

             Corporate Bonds Industrial - Transportation 2.2%
             ------------------------------------------------
   400,000   BNSF Funding Trust                                      12/15/55      6.613% (b)      327,540
                                                                                               -----------
             Corporate Bonds Industrial - Technology 1.7%
             --------------------------------------------
   250,000   Xerox Corp.                                             01/15/09      9.750%          254,163
                                                                                               -----------

             Corporate Bonds Utilities - Electric 21.4%
             ------------------------------------------
   100,000   Entergy Louisiana LLC                                   11/01/10      5.830%           98,411
   150,000   Nevada Power Co.                                        06/01/11      8.250%          160,126
   250,000   Hawaiian Electric Inds.                                 08/15/11      6.141%          255,885
   350,000   Sierra Pacific Power Co.                                04/15/12      6.250%          350,801
   450,000   Oncor Electric                                          05/01/12      6.375%          431,271
   350,000   Northeast Utilities                                     06/01/13      5.650%          341,919
   350,000   CMS Energy Corp.                                        07/01/17      6.550%          305,826
   100,000   Nevada Power Co.                                        05/15/18      6.500%           94,366
   100,000   Centerpoint Energy Houston                              07/01/23      5.600%           82,835
   100,000   Northern St. Power - MN                                 07/01/25      7.125%          101,721
   400,000   Swepco Capital Trust                                    10/01/43      5.250% (b)      400,944
   750,000   Puget Sound Energy Inc.                                 06/01/67      6.974% (b)      633,750
                                                                                               -----------
                Total Corporate Bonds Utilities - Electric                                       3,257,855
                                                                                               -----------


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             4

                            PORTFOLIO OF INVESTMENTS
                             The Elite Income Fund
                               September 30, 2008
--------------------------------------------------------------------------------

                                                                                              Market Value
 Par Value   Corporate Bonds Utilities - Natural Gas 5.5%            Maturity      Coupon         (Note 2)
 ---------   --------------------------------------------            --------      ------         --------
$  150,000   Atmos Energy Corp.                                      10/15/09      4.000%      $   148,233
   300,000   TGT Pipeline LLC                                        06/01/18      5.200%          261,556
   460,000   Enterprise Products                                     08/01/66      8.375% (b)      426,406
                                                                                               -----------
                Total Corporate Bonds Utilities - Natural Gas                                      836,195
                                                                                               -----------

             Corporate Bonds Finance - Banking 3.9%
             --------------------------------------
   175,000   Wells Fargo Co                                          10/29/10      3.980%          171,920
   250,000   Wachovia Corp                                           08/01/13      5.700%          196,901
   300,000   Bank of America Corp                                    12/18/28      3.876% (a)      227,003
                                                                                               -----------
                Total Corporate Bonds Finance - Banking                                            595,824
                                                                                               -----------

             Corporate Bonds Finance - Misc. Finance 2.5%
             --------------------------------------------
   125,000   CountryWide Home Loan                                   09/15/09      4.125%          114,962
   250,000   Private Export Funding Corp.                            01/15/10      7.200%          262,311
                                                                                               -----------
                Total Corporate Bonds Finance - Misc. Finance                                      377,273
                                                                                               -----------

             Corporate Bonds Finance - Insurance 3.0%
             ----------------------------------------
   100,000   C.N.A. Financial Corp.                                  08/15/12      8.375%          101,510
   475,000   Chubb Corp                                              03/29/67      6.375% (b)      362,223
                                                                                               -----------
                Total Corporate Bonds Finance - Insurance                                          463,733
                                                                                               -----------

             Corporate Bonds Finance - REIT's 3.3%
             -------------------------------------
   500,000   Trustreet Properties Inc.                               04/01/15      7.500%          501,138
                                                                                               -----------

             Miscellaneous Bonds - Energy 1.7%
             ---------------------------------
   250,000   Petro Canada                                            01/15/10      8.600%          266,803
                                                                                               -----------

             Total Value of Bonds                                                               14,431,808
             (Cost $15,092,648)                                                                -----------

    Shares   Common Stock 2.8%
    ------   -----------------
    10,000   Bristol Myers Squibb Co.                                                              208,500
     5,000   AT&T Inc.                                                                             139,600
     4,000   XL Capital Ltd Cl A  (c)                                                               71,760
                                                                                               -----------
                Total Common Stock                                                                 419,860
                (cost $454,545)                                                                -----------

             Preferred Stock 0.3%
             --------------------
     2,400   Comcast, Series B, 7.00% (cost $46,954)                                                46,052
                                                                                               -----------

             Short Term Investments 2.7%
             ---------------------------
    95,500   PNC Bank Money Market                                                                  95,500
   317,500   Institutional Money Market Trust (d)                                                  317,500
                                                                                               -----------
                Total Short Term Investments (Cost $413,000)                                       413,000
                                                                                               -----------

             Total Investments (Cost $16,007,147)                      100.7%                   15,310,720
             Liabilities in excess of other assets                     (0.7)%                      (99,367)
                                                                      -------                  -----------
             NET ASSETS                                                100.0%                  $15,211,353
                                                                      =======                  ===========

At September 30, 2008, unrealized depreciation of securities for Federal Income Tax purposes based on tax cost of $16,061,855 is:

             Gross unrealized appreciation                         $     98,923
             Gross unrealized depreciation                             (850,058)
                                                                   ------------
             Net unrealized depreciation                           $   (751,135)
                                                                   ============

(a) Variable rate security; Interst rate shown is the rate in effect as of September 30, 2008.

(b) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at September 30, 2008. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(c) All or a portion of this security was on loan at September 30, 2008. The value of securities on loan at September 30, 2008 was $321,194.

(d) This security was purchased with cash collateral received for securities on loan at September 30, 2008.


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             5

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2008
-----------------------------------------------------------------------------------------------------
                                                                         THE ELITE
                                                                          GROWTH &       THE ELITE
                                                                        INCOME FUND     INCOME FUND
                                                                        ------------    ------------
ASSETS
Investments in securities at value
   (Cost $60,073,109 and $16,007,147, respectively)
   (NOTES 2A AND 3)                                                     $ 52,366,022    $ 15,310,720
Cash                                                                           1,419             870
Receivables
   Securities sold                                                         3,745,005              --
   Interest                                                                    1,927         228,774
   Dividends                                                                  40,675              --
Other assets                                                                      --           1,461
                                                                        ------------    ------------
      Total Assets                                                        56,155,048      15,541,825
                                                                        ------------    ------------

LIABILITIES
Payables:
   Payable upon return of securities on loan                               5,759,710         317,500
   Securities purchased                                                    3,153,204              --
   Investment management fees                                                 43,209           7,655
   Fund shares redeemed                                                           --             428
   Distributions                                                                  --           4,889
   Accrued expenses                                                            7,713              --
                                                                        ------------    ------------
      Total Liabilities                                                    8,963,836         330,472
                                                                        ------------    ------------

NET ASSETS
The Elite Growth & Income Fund -
   Applicable to 3,528,110 shares outstanding
      no par value, unlimited number of shares of beneficial interest   $ 47,191,212
                                                                        ============

The Elite Income Fund -
   Applicable to 1,653,090 shares outstanding
      no par value, unlimited number of shares of beneficial interest                   $ 15,211,353
                                                                                        ============

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE (net assets / shares outstanding)                    $      13.38    $       9.20
                                                                        ============    ============

At September 30, 2008, the components of net assets were as follows:
   Paid-in capital                                                      $ 56,278,343    $ 16,649,786
   Undistributed net investment income                                       270,247          73,826
   Accumulated net realized loss on investments                           (1,650,291)       (815,832)
   Net unrealized depreciation of investments                             (7,707,087)       (696,427)
                                                                        ------------    ------------
   Net Assets                                                           $ 47,191,212    $ 15,211,353
                                                                        ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             6

THE ELITE GROUP OF MUTUAL FUNDS

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2008
-----------------------------------------------------------------------------------------------------------
                                                                                THE ELITE
                                                                                 GROWTH &       THE ELITE
                                                                               INCOME FUND     INCOME FUND
                                                                               ------------    ------------
INVESTMENT INCOME
   Income:
      Interest                                                                 $     34,633    $    854,654
      Dividends (Net of foreign tax withheld of $3,873 and $0, respectively)      1,094,369          48,984
      Securities lending                                                            225,786           3,209
                                                                               ------------    ------------
        Total Income                                                              1,354,788         906,847
                                                                               ------------    ------------

   Expenses:
      Investment management fee                                                     614,010         108,188
      Transfer agent fees                                                            54,620          35,338
      Custodian fees                                                                 18,670           9,088
      Audit fees                                                                     22,000           5,500
      Trustee fees and expenses                                                      19,200           4,800
      Recordkeeping services                                                         97,205          33,183
      Shareholder reports                                                             4,887           1,363
      Registration fees and other                                                     5,918           1,952
      CCO expense                                                                    21,000           5,248
      Legal fees                                                                     11,648           3,455
      Insurance                                                                       2,121           2,667
                                                                               ------------    ------------
        Total Expenses                                                              871,279         210,782

   Fees waived by manager (NOTE 4)                                                       --         (12,404)

   Fees paid by manager (NOTE 4)                                                         --         (21,000)
                                                                               ------------    ------------
           Net Expenses                                                             871,279         177,378
                                                                               ------------    ------------
        Net Investment Income                                                       483,509         729,469
                                                                               ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND OPTIONS CONTRACTS
   Net realized gain (loss):
      Investment securities                                                      (2,322,936)       (207,593)
      Capital gain distributions received from investment companies                  70,754              --
      Expired and closed covered call options written (NOTE 3)                      621,930              --
                                                                               ------------    ------------
      Net realized loss on investment securities and option contracts            (1,630,252)       (207,593)
                                                                               ------------    ------------
      Net decrease in unrealized appreciation/depreciation
        Investment securities                                                   (17,825,869)       (618,688)
        Option contracts written                                                     15,696              --
                                                                               ------------    ------------
      Net change in unrealized appreciation/depreciation of investments
        and option contracts                                                    (17,810,173)       (618,688)
      Net realized and unrealized loss on investment securities
        and option contracts                                                    (19,440,425)       (826,281)
                                                                               ------------    ------------
      Net decrease in net assets resulting from operations                     $(18,956,916)   $    (96,812)
                                                                               ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             7

THE ELITE GROWTH & INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
-----------------------------------------------------------------------------------------------------------------
                                                                                         2008            2007
                                                                                     ------------    ------------
OPERATIONS
   Net investment income (loss)                                                      $    483,509    $   (109,010)
   Net realized gain (loss) on investment securities
      and options contracts                                                            (1,630,252)     13,346,721
   Net change in unrealized appreciation/depreciation
      of investment securities and option contracts                                   (17,810,173)       (655,544)
                                                                                     ------------    ------------
      Net increase (decrease) in net assets resulting from operations                 (18,956,916)     12,582,167

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
      ($0.06 and $0.03 per share, respectively)                                          (213,262)        (94,451)
   Distributions from net realized gains on investment transactions
      ($0 and $4.20 per share, respectively)                                                   --     (13,257,750)
   Distributions from return of capital
      ($0 and $0.10 per share, respectively)                                                   --        (315,711)
                                                                                     ------------    ------------
   Net decrease in net assets from distributions                                         (213,262)    (13,667,912)
                                                                                     ------------    ------------

CAPITAL SHARE TRANSACTIONS
   Increase (decrease) in net assets resulting from capital share transactions (a)     (1,472,312)      7,119,828
                                                                                     ------------    ------------
        Total increase (decrease) in net assets                                       (20,642,490)      6,034,083
NET ASSETS
   Beginning of year                                                                   67,833,702      61,799,619
                                                                                     ------------    ------------
   End of year
      (Including undistributed net investment income of
      $270,247 and $--, respectively)                                                $ 47,191,212    $ 67,833,702
                                                                                     ============    ============

(a)   TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                YEAR ENDED                      YEAR ENDED
                                                            SEPTEMBER 30, 2008              SEPTEMBER 30, 2007
                                                       ----------------------------    ----------------------------
                                                          SHARES           VALUE          SHARES           VALUE
                                                       ------------    ------------    ------------    ------------
      Shares sold                                           310,027    $  5,119,100         151,934    $  3,206,094
      Shares issued in reinvestment of distributions         11,499         206,521         678,916      13,444,136
                                                       ------------    ------------    ------------    ------------
                                                            321,526       5,325,621         830,850      16,650,230
      Shares redeemed                                      (404,789)     (6,797,933)       (449,272)     (9,530,402)
                                                       ------------    ------------    ------------    ------------
      Net increase (decrease)                               (83,263)   $ (1,472,312)        381,578    $  7,119,828
                                                       ============    ============    ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             8

THE ELITE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED SEPTEMBER 30
----------------------------------------------------------------------------------------------------
                                                                            2008            2007
                                                                        ------------    ------------
OPERATIONS
   Net investment income                                                $    729,469    $    782,184
   Net realized gain (loss) on investment securities                        (207,593)        153,724
   Net change in unrealized depreciation of investment securities           (618,688)       (163,064)
                                                                        ------------    ------------
      Net increase (decrease) in net assets resulting from operations        (96,812)        772,844

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income
      ($0.45 and $0.47 per share, respectively)                             (775,900)       (836,076)

CAPITAL SHARE TRANSACTIONS
   Decrease in net assets resulting from capital
      share transactions (a)                                              (1,916,291)       (163,234)
                                                                        ------------    ------------
         Total decrease in net assets                                     (2,789,003)       (226,466)

NET ASSETS
   Beginning of year                                                      18,000,356      18,226,822
                                                                        ------------    ------------
   End of year
      (Including undistributed net investment income of
      $73,826 and $72,193, respectively)                                $ 15,211,353    $ 18,000,356
                                                                        ============    ============

(a) TRANSACTIONS IN CAPITAL STOCK WERE AS FOLLOWS:

                                                                YEAR ENDED                      YEAR ENDED
                                                            SEPTEMBER 30, 2008              SEPTEMBER 30, 2007
                                                       ----------------------------    ----------------------------
                                                          SHARES           VALUE          SHARES           VALUE
                                                       ------------    ------------    ------------    ------------
      Shares sold                                           151,542    $  1,463,957         247,236    $  2,424,699
      Shares issued in reinvestment of distributions         78,303         746,677          82,428         803,885
                                                       ------------    ------------    ------------    ------------
                                                            229,845       2,210,634         329,664       3,228,584
      Shares redeemed                                      (426,024)     (4,126,925)       (345,403)     (3,391,818)
                                                       ------------    ------------    ------------    ------------
NET DECREASE                                               (196,179)   $ (1,916,291)        (15,739)   $   (163,234)
                                                       ============    ============    ============    ============


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                             9

THE ELITE GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
-------------------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,
                                             ----------------------------------------------------------------------
                                                2008           2007           2006           2005           2004
                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF YEAR           $    18.78     $    19.13     $    20.77     $    18.90     $    18.13
                                             ----------     ----------     ----------     ----------     ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.14          (0.03)          0.12           0.06           0.01
   Net gain/loss on securities
      (both realized and unrealized)              (5.48)          4.01           1.00           3.03           2.22
                                             ----------     ----------     ----------     ----------     ----------
      Total from investment operations            (5.34)          3.98           1.12           3.09           2.23
                                             ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.06)         (0.03)         (0.14)         (0.02)            --
   Distribution from net realized gains              --          (4.20)         (2.62)         (1.20)         (1.46)
   Distribution from return of capital               --          (0.10)            --             --             --
                                             ----------     ----------     ----------     ----------     ----------
      Total distributions                         (0.06)         (4.33)         (2.76)         (1.22)         (1.46)
                                             ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF YEAR                 $    13.38     $    18.78     $    19.13     $    20.77     $    18.90
                                             ==========     ==========     ==========     ==========     ==========

TOTAL RETURN                                    (28.52)%        21.03%          5.40%         16.35%         12.30%
RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)   $   47,191     $   67,834     $   61,800     $   59,664     $   55,901
   Ratio of expenses to average net assets*       1.42%          1.35%          1.39%          1.36%          1.34%
   Ratio of net investment income (loss) to
   average net assets                             0.79%        (0.16)%          0.57%          0.27%          0.07%

PORTFOLIO TURNOVER                              277.14%        213.35%        188.52%        143.87%        144.91%

* Ratio reflects fees paid through a directed brokerage arrangement for the year ended September 30, 2005 and 2004. The expense ratios for 2005 and 2004, excluding fees paid through the directed brokerage arrangement were 1.35% and 1.25%, respectively.


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                            10

THE ELITE INCOME FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED SEPTEMBER 30,
                                              ------------------------------------------------------------------
                                                 2008          2007          2006          2005          2004
                                              ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF YEAR            $     9.73    $     9.77    $     9.82    $    10.12    $    10.40
                                              ----------    ----------    ----------    ----------    ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income                            0.42          0.43          0.39          0.31          0.30
   Net loss on securities
      (both realized and unrealized)               (0.50)        (0.00)**      (0.02)        (0.20)        (0.03)
                                              ----------    ----------    ----------    ----------    ----------
      Total from investment operations             (0.08)         0.43          0.37          0.11          0.27
                                              ----------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.45)        (0.47)        (0.42)        (0.41)        (0.46)
   Distribution from net realized gains               --            --            --            --         (0.09)
                                              ----------    ----------    ----------    ----------    ----------
      Total distributions                          (0.45)        (0.47)        (0.42)        (0.41)        (0.55)
                                              ----------    ----------    ----------    ----------    ----------

NET ASSET VALUE, END OF YEAR                  $     9.20    $     9.73    $     9.77    $     9.82    $    10.12
                                              ==========    ==========    ==========    ==========    ==========

TOTAL RETURN                                      (0.90)%        4.48%         3.87%         1.09%         2.64%

RATIOS / SUPPLEMENTAL DATA
   Net asset value, end of year (in 000's)    $   15,211    $   18,000    $   18,227    $   19,363    $   20,271
   Ratio of expenses to average net assets*        1.24%         1.31%         1.22%         1.15%         1.03%
   Ratio of net investment income to
      average net assets                           4.30%         4.44%         4.00%         3.01%         2.80%

PORTFOLIO TURNOVER                               105.66%       117.52%       120.00%        93.19%        61.99%

* Ratio reflects expenses prior to reimbursement from the manager. Expense ratios after reimbursement were 1.05%, 1.20%, 1.04%, 1.04% and 0.95% for 2008, 2007, 2006, 2005 and 2004 respectively.

**    Less than $0.01 per share


--------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS.                                            11

THE ELITE GROUP OF MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

The Elite Growth & Income Fund and The Elite Income Fund (the "Funds") are two series of shares of beneficial interests of The Elite Group of Mutual Funds (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in Massachusetts as a business trust on August 8, 1986. The Trust is authorized to issue an unlimited number of no par shares of beneficial interest of any number of series. Currently, the Trust has authorized only the two series above. The Elite Growth & Income Fund's investment objective is to maximize total returns through an aggressive approach to the equity and debt securities markets. The Elite Income Fund's investment objective is to achieve the highest income return obtainable over the long term commensurate with investments in a diversified portfolio consisting primarily of investment grade debt securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation - Investments in securities traded on a national securities exchange are valued at the last reported sales price. Securities which are traded over-the-counter are valued at the bid price. Securities for which reliable quotations are not readily available are valued at their respective fair value as determined in good faith by, or under procedures established by the Board of Trustees.

B. Federal Income Taxes - The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all their taxable income to their shareholders. Therefore no federal income tax provision is required.

      The Financial Accounting Standards Board ("FASB") has issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of September 30, 2008, each Fund has implemented FIN 48 and has determined that there is no impact on their financial statements.

C. Option Accounting Principles (The Elite Growth & Income Fund) - When the Fund sells an option, an amount equal to the premium received by the Fund is included as an asset and an equivalent liability. The amount of the liability is marked-to-market to reflect the current market value of the options written. The current market value of a traded option is the last sale price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium received. The Elite Growth & Income Fund as a writer of an option may have no control over whether the underlying security may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

D. Cash Equivalent - Consists of investment in PNC Money Market Accounts which, exclusive of securities lending collateral, represent 2.99% and 0.63% of net assets for The Elite Growth & Income Fund and The Elite Income Fund, respectively. These amounts are reported as short term investments in the Portfolios of Investments.

E. Other - As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post - October losses, wash losses and amortization of bond premium and discounts. Interest income and estimated expenses are accrued daily.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.


--------------------------------------------------------------------------------
                                                                              12

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

      On September 30, 2008, The Elite Income Fund increased undistributed net investment income and accumulated net realized loss on investments by $48,064, due primarily to differing book/tax treatment of bond amortization.

G. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

H. Securities Lending - The Funds may lend portfolio securities to banks and member firms of the New York Stock Exchange that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its investment advisor or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, Government securities or letters of credit. Loans of portfolio securities must be secured by collateral at least equal to the market value of the securities loaned. If the market value of the loaned securities increases over the value of the collateral, the borrower must promptly put up additional collateral; if the market value declines the borrower is entitled to a return of the excess collateral. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities. Cash collateral received in connection with securities lending is invested in an Institutional Money Market Trust sponsored by PNC Global Investment Servicing, the Funds securities lending agent. It is each Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less then that required under the lending contract.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2008, purchases and sales of securities, other than options and short-term notes were as follows:

                                               PURCHASES         SALES
                                              ------------    ------------
      The Elite Growth & Income Fund          $166,672,711    $168,775,932
      The Elite Income Fund                   $ 17,291,059    $ 18,625,489

For The Elite Growth & Income Fund, transactions in covered call options written for the year ended September 30, 2008 were as follows:

                                                             NUMBER OF
                                                             CONTRACTS*      PREMIUMS
                                                            -----------    -----------
      Options outstanding on September 30, 2007                   2,000    $   849,304
      Options written                                             9,510      4,949,041
      Options terminated in closing purchase transactions       (11,310)    (5,626,881)
      Options exercised                                              --             --
      Options expired                                              (200)      (171,464)
                                                            -----------    -----------
      Options outstanding on September 30, 2008                      --    $        --
                                                            ===========    ===========

      *     Each contract represents 100 shares of common stock

NOTE 4 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds retain McCormick Capital Management Inc. as their Investment Manager ("Manager"). Under an Investment Management Agreement, the Manager furnishes each Fund with investment advice, office space and salaries of non-executive personnel needed by the Funds to provide general office services. As compensation for its services, the Manager is paid a monthly fee based upon the average daily net assets of each Fund.

For The Elite Growth & Income Fund and The Elite Income Fund the rates are 1% and 7/10 of 1%, respectively, up to $250 million; 3/4 of 1% and 5/8 of 1% over $250 million up to $500 million; and 1/2 of 1% and 1/2 of 1% respectively, over $500 million for each Fund.

The Manager may voluntarily reimburse a portion of the operating expenses of a Fund for any fiscal year (including management fees, but excluding taxes, interest and brokerage commissions). Voluntary reimbursements may cease at any time without prior notice and are not subject to recoupment. For the year ended September 30, 2008 the Manager voluntarily waived $12,404 of its investment management fee and reimbursed expenses of The Elite Income Fund in the amount of $21,000.


--------------------------------------------------------------------------------
                                                                              13

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

The Trust paid the Chief Compliance Officer $26,248 for the year ended September 30, 2008.

Certain officers of the Trust are officers of the Advisor.

NOTE 5 - CONCENTRATION

Although the funds have a diversified investment portfolio, there are certain credit risks due to the manner in which the portfolio is invested, which may subject the funds more significantly to economic changes occurring in certain industries or sectors. The Elite Growth & Income Fund has investments in excess of 10% in business services, capital/industrial goods, energy, financial intermediaries and health care goods & services. The Elite Income Fund has investments in excess of 10% in U.S. Government/Agency Notes & Bonds, securitized/asset backed bonds, and corporate bonds - utilities, electric.

NOTE 6 - DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended September 30, 2008 and 2007 were as follows:

                                                         2008           2007
                                                     ------------   ------------
The Elite Growth & Income Fund
      Distributions from ordinary income             $    213,262   $  6,328,977
      Distributions from long-term capital gains     $         --   $  7,023,224
      Distributions from return of capital           $         --   $    315,711

The Elite Income Fund
      Distributions from ordinary income             $    775,900   $    836,076

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

The Elite Growth & Income Fund
      Undistributed ordinary income                                $    270,247
      Post October losses                                              (673,112)
      Capital loss carryforward                                        (917,595)
      Unrealized depreciation of securities                          (7,766,671)
                                                                   ------------
                                                                   $ (9,087,131)
                                                                   ============

The differences between the tax basis capital loss carryforward and book accumulated net realized loss is due to the deferral of post-October losses for tax purposes and the temporary book/tax differences related to wash sales. The differences between unrealized depreciation on a tax basis and unrealized depreciation as reported in the Statement of Assets and Liabilities is due to the temporary book/tax differences related to wash sales.

The Elite Growth & Income Fund had a capital loss carryforward of $917,595 as of September 30, 2008, that expires in 2016 and is available to offset any future gains, to the extent provided by regulations.

At September 30, 2008, The Elite Growth & Income Fund had deferred capital losses occurring subsequent to October 31, 2007 of $673,112. For tax purposes, such losses will be reflected in the year ending September 30, 2009.


--------------------------------------------------------------------------------
                                                                              14

THE ELITE GROUP OF MUTUAL FUNDS

SEPTEMBER 30, 2008
--------------------------------------------------------------------------------

As of September 30, 2008, the components of distributable earnings on a tax basis were as follows:

The Elite Income Fund
      Undistributed ordinary income                                $    128,534
      Post October loss                                                (250,848)
      Capital loss carryforward                                        (564,984)
      Unrealized depreciation of securities                            (751,135)
                                                                   ------------
                                                                   $ (1,438,433)
                                                                   ============

The   differences   between   undistributed   ordinary   income  and  unrealized
depreciation on a tax basis and undistributed net investment income and unrealized depreciation as reported in the Statement of Assets and Liabilities is due to the book/tax differences related to amortization of bond premiums and discounts.

The Elite Income Fund had a capital loss carryforward of $564,984 as of September 30, 2008, of which $576 expires in 2013, $331,729 expires in 2014, $97,813 expires in 2015 and $134,866 expires in 2016 and is available to offset any future gains, to the extent provided by regulations.

At September 30, 2008, The Elite Income Fund had deferred capital losses occurring subsequent to October 31, 2007 of $250,847. For tax purposes, such losses will be reflected in the year ending September 30, 2009.

NOTE 7 - NEW ACCOUNTING PRONOUNCEMENTS

In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS no. 157 applies to fair value measurements already required or permitted by existing standards. SFAS no. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161"). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about each Fund's derivative and hedging activities. The Manager is currently evaluating the impact the adoption of FAS 161 will have on each Fund's financial statements and disclosures.

NOTE 8 - CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PROXY POLICIES / AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS (Unaudited)

The Elite Group proxy voting policies and the voting record for those proxies are detailed on our web site www.elitefunds.com and are also available on the Securities & Exchange Commission web site www.sec.gov.

Portfolio Holdings: In addition to our Annual and Semi-Annual report which are dated September 30th and March 31st respectively, we will report to shareholders our security holdings as of June 30th and December 31st. The June and December reports will also be available on the SEC web site (N-Q) www.sec.gov. Our security holdings are available on our web site and updated monthly www.elitefunds.com .


--------------------------------------------------------------------------------
                                                                              15

================================================================================
              BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================

Over all responsibility for management of the Funds rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term.

There were four quarterly Trustee meetings in the fiscal year. All the Trustees had 100% attendance with the exception of Mr. Meisenbach who was unable to attend one meeting. Because Mr. McCormick and Mr. Meisenbach are the sole owners of the investment advisor, McCormick Capital Management, they do not receive compensation for their duties as Trustee, Chairman of the Board and President (Mr. McCormick) and Trustee, Treasurer and Secretary (Mr. Meisenbach). The three independent Trustees compensation is $2,000 per meeting or $8,000 per Trustee per year. They received a total of $24,000 for the fiscal year ending 9/30/08. The following are the Trustees and Executive of the Funds:

                                                                                                      LENGTH OF TIME
TRUSTEE                  ADDRESS                       AGE       POSITION HELD WITH THE TRUST         SERVED (YEARS)
--------------------------------------------------------------------------------------------------------------------
Richard S. McCormick     1325 4th Avenue                62       Chairman, Board of Trustees and           21
                         Suite 1744                              President
                         Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------
John W. Meisenbach       1325 4th Avenue                72       Trustee, Treasurer and Secretary          18
                         Suite 2100
                         Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------
Lee A. Miller            P.O. Box 1882                  77       Trustee                                   13
                         Vashon Island, WA  98070
--------------------------------------------------------------------------------------------------------------------
John M. Parker           2400 Financial Center Bldg.    62       Trustee                                   21
                         Seattle, WA  98161
--------------------------------------------------------------------------------------------------------------------
Jack R. Policar          500 Union St. #410             61       Trustee                                   21
                         Seattle, WA  98101
--------------------------------------------------------------------------------------------------------------------

Each Trustee oversees two portfolios of the Trust, including the Funds. The principal occupations of the Trustees and Executive Officers of the Fund during the past five years and public directorships held by the Trustees are set forth below. ***

*  Richard S. McCormick   President   and  Chief   Executive   Officer   of  the
                          Investment Manager

*  John W. Meisenbach     Partner in MCM Financial (Insurance)
                          Director   of   Costco    Wholesale   and   Expeditors
                          International

   Lee A. Miller          Private Investor
                          Vice President of Merrill Lynch & Co.  (Retired)

   John M. Parker         President of Kennedy Associates, Inc.
                          (Real Estate Advisor)

   Jack R. Policar        President and Chief Executive of J. R. Policar, Inc.
                          Certified Public Accounting Firm

* TRUSTEES DEEMED TO BE AN "INTERESTED PERSON" OF THE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

*** ADDITIONAL INFORMATION ABOUT THE TRUSTEES IS AVAILABLE IN THE STATEMENT OF ADDITIONAL INFORMATION WHICH IS AVAILABLE UPON REQUEST, OR READY FOR VIEWING ON OUR WEB SITE: WWW.ELITEFUNDS.COM


--------------------------------------------------------------------------------
                                                                              16

================================================================================
                               MUTUAL FUND EXPENSE
                                   (UNAUDITED)
================================================================================

There are several kinds of expenses involved in buying, selling and operating a mutual fund. These expenses represent costs to shareholders which will reduce the rate of return. The Elite Funds are "no load" mutual funds which mean there are no commissions, fees or expenses associated with paying sales representatives. Mutual funds that have sales fees are typically associated with stock brokerage firms, insurance companies, and some types of financial planners.

Although the Elite Group has no sales charges, like all the other funds it does have operating expenses. In addition to the fees paid to the manager of the fund there are expenses for attorneys, accountants, printing/mailings, transfer agent, custodians, and government registration fees. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (April 1, 2008 through September 30, 2008).

The first line ("Actual Expense") of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line ("Hypothetical") of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

In the Elite Funds there are no transactional costs so please note that the expenses shown in the table are meant to highlight YOUR ONGOING COSTS ONLY and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees associated with other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         The Elite Growth & Income Fund

-------------------------------------------------------------------------------------------
                      Beginning Account                                Expenses Paid During
                            Value             Ending Account Value           Period*
                           4-01-08                   09-30-08          04-01-08 to 09-30-08
-------------------------------------------------------------------------------------------
      Actual                $1,000                  $  814.40                 $6.35
-------------------------------------------------------------------------------------------
   Hypothetical             $1,000                  $1,018.00                 $7.07
(5% return before
    expenses)
-------------------------------------------------------------------------------------------

                              The Elite Income Fund

-------------------------------------------------------------------------------------------
                      Beginning Account                                Expenses Paid During
                            Value             Ending Account Value           Period*
                           4-01-08                   09-30-08          04-01-08 to 09-30-08
-------------------------------------------------------------------------------------------
      Actual                $1,000                  $  964.85                 $4.49
-------------------------------------------------------------------------------------------
   Hypothetical             $1,000                  $1,010.21                 $4.62
(5% return before
    expenses)
-------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.40% for The Growth & Income Fund and 0.91% for The Elite Income Fund, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Returns and expenses are adjusted to reflect reimbursement from the manager which reduced the expense to the funds. These reimbursements may, at the discretion of the manager, stop at any time.


--------------------------------------------------------------------------------
                                                                              17

TAX INFORMATION (UNAUDITED)

The Trust is required to advise you within 60 days of the Funds' fiscal year-end regarding the federal tax status of certain distributions paid to shareholders during such fiscal year. The information below is provided for the fiscal year ending September 30, 2008.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. For the fiscal year, the Funds hereby designate the following amounts of dividends paid to shareholders by each Fund as qualified dividend income:

FUND                                             AMOUNT      PERCENTAGE
--------------------------------------------------------------------------------
Elite Growth & Income Fund                     $ 213,262        100.00   %
--------------------------------------------------------------------------------
Elite Income Fund                                 31,781          4.10   %

Since the information above is reported for the Funds' fiscal year and not the calendar year, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in January 2009 to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.







--------------------------------------------------------------------------------

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Jack R. Policar. Mr. Policar is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $23,500 and $23,500 with respect to the registrant's fiscal years ended September 30, 2008 and September 30, 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $4,000 with respect to the registrant's fiscal years ended September 30, 2008 and September 30, 2007, respectively. The services comprising these fees are the preparation of the registrant's federal and state income tax and federal excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended September 30, 2008 and September 30, 2007, aggregate non-audit fees of $4,000 and $4,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Elite Group of Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date        November 25, 2008
     -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Richard S. McCormick
                              --------------------------------------------------
                                    Richard S. McCormick, President

Date        November 25, 2008
     -------------------------------

By (Signature and Title)*           /s/ John W. Meisenbach
                              --------------------------------------------------
                                    John W. Meisenbach, Treasurer

Date        November 25, 2008
     -------------------------------

* Print the name and title of each signing officer under his or her signature.